Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Other Current Liabilities

Note 10. Other Current Liabilities

As of March 31, 2023 and December 31, 2022, other current liabilities consist of the following (In thousands):

Category	March 31, 2023	December 31, 2022
Accrued payroll and payroll taxes	$2,412	$2,401
Deferred revenue	1,256	1,028
Other accrued expense	356	825
Other current liabilities	$4,024	$4,254

Note 10. Other Current Liabilities

As of December 31, 2022 and 2021, other current liabilities consist of the following (In thousands):

Category	December 31, 2022	December 31, 2021
Accrued payroll and payroll taxes	$2,401	$1,317
Deferred revenue	1,028	401
Warranty liability	51	47
Other accrued expense	774	130
Other current liabilities	$4,254	$1,895